Basis of presentation - Schedule of restatement of prior period information (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Current assets
Cash	$ 17,524,822	$ 5,967,798	$ 15,899,808		$ 15,899,808
Trade and other receivables	161,342	1,557,302	745,520		745,520
Prepaid expenses and deposits	569,401	323,776	334,096		334,096
Total current assets	26,866,069	8,558,249	16,979,424		16,979,424
Non-current assets
Investments	1,676,745	8,862,744	13,589,954		13,589,954
Right-of-use asset, net	0	95,851	183,424		0
Property, plant and equipment, net	0	8,880,258	9,134,183		9,134,183
Assets	41,967,205	43,217,727	39,886,985		39,703,561
Current liabilities
Trade and other payables	3,700,103	3,361,145	1,311,865		1,311,865
Lease obligations	46,842	42,285	40,875		0
Total current liabilities	5,579,502	6,829,916	1,352,740		1,311,865
Non-current liabilities
Lease obligations	79,120	110,334	142,549		0
Total Liabilities	5,658,622	6,940,250	1,495,289		1,311,865
SHAREHOLDER'S EQUITY
Share capital	103,208,126	73,737,925
Warrant reserve	4,968,958	4,321,989	3,341,826		3,341,826
Contributed surplus	18,792,590	17,371,434	3,744,423		3,744,423
Accumulated deficit	(90,868,888)	(59,069,095)	(19,939,575)		(19,939,575)
Total equity	36,308,583	36,277,477	38,391,696		38,391,696
Equity and liabilities	41,967,205	43,217,727	39,886,985		39,703,561
December 31, 2018 as reported
Current assets
Cash				$ 21,134,930
Trade and other receivables				990,988
Prepaid expenses and deposits				444,099
Total current assets				22,570,017
Non-current assets
Investments				18,064,541
Right-of-use asset, net				0
Property, plant and equipment, net				12,141,676
Assets				52,776,234
Current liabilities
Trade and other payables				1,743,806
Lease obligations				0
Total current liabilities				1,743,806
Non-current liabilities
Lease obligations				0
Total Liabilities				1,743,806
SHAREHOLDER'S EQUITY
Warrant reserve				4,442,145
Contributed surplus				4,977,300
Accumulated deficit				(26,504,819)
Total equity				51,032,428
Equity and liabilities				52,776,234
Foreign currency translation
Current assets
Cash					(5,235,122)
Trade and other receivables					(245,468)
Prepaid expenses and deposits					(110,003)
Total current assets					(5,590,593)
Non-current assets
Investments					(4,474,587)
Right-of-use asset, net					0
Property, plant and equipment, net					(3,007,493)
Assets					(13,072,673)
Current liabilities
Trade and other payables					(431,941)
Lease obligations					0
Total current liabilities					(431,941)
Non-current liabilities
Lease obligations					0
Total Liabilities					(431,941)
SHAREHOLDER'S EQUITY
Warrant reserve					(1,100,319)
Contributed surplus					(1,232,877)
Accumulated deficit					6,565,244
Total equity					(12,640,732)
Equity and liabilities					(13,072,673)
Adoption of IFRS 16
Current assets
Cash			0
Trade and other receivables			0
Prepaid expenses and deposits			0
Total current assets			0
Non-current assets
Investments			0
Right-of-use asset, net			183,424
Property, plant and equipment, net			0
Assets			183,424
Current liabilities
Trade and other payables			0
Lease obligations			40,875
Total current liabilities			40,875
Non-current liabilities
Lease obligations			142,549
Total Liabilities			183,424
SHAREHOLDER'S EQUITY
Warrant reserve			0
Contributed surplus			0
Accumulated deficit			0
Total equity			0
Equity and liabilities			183,424
Class A shares
SHAREHOLDER'S EQUITY
Share capital	151,588	151,588	151,588		151,588
Total equity	151,588	151,588	151,588
Class A shares | December 31, 2018 as reported
SHAREHOLDER'S EQUITY
Share capital				201,500
Class A shares | Foreign currency translation
SHAREHOLDER'S EQUITY
Share capital					(49,912)
Class A shares | Adoption of IFRS 16
SHAREHOLDER'S EQUITY
Share capital			0
Class B shares
SHAREHOLDER'S EQUITY
Share capital	103,056,538	73,586,337	51,093,434		51,093,434
Total equity	$ 103,056,538	$ 73,586,337	51,093,434
Class B shares | December 31, 2018 as reported
SHAREHOLDER'S EQUITY
Share capital				$ 67,916,302
Class B shares | Foreign currency translation
SHAREHOLDER'S EQUITY
Share capital					$ (16,822,868)
Class B shares | Adoption of IFRS 16
SHAREHOLDER'S EQUITY
Share capital			$ 0